Redeemable Noncontrolling Interest- Summary of Redeemable Noncontrolling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movement In Redeemable Noncontrolling Interest [Roll Forward]
Balance, Beginning	$ 81,831	$ 0
Redeemable noncontrolling interest acquired		81,659
Net income attributable to redeemable noncontrolling interest	(2,711)	(172)
Balance, Ending	$ 84,542	$ 81,831